SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number: 811-06351


                         Name and Address of Registrant:

                               Green Century Funds
                                 29 Temple Place
                                    Suite 200
                           Boston, Massachusetts 02111


                     Name and address of agent for service:

                     Green Century Capital Management, Inc.
                                 29 Temple Place
                                    Suite 200
                           Boston, Massachusetts 02111


                  Registrant's telephone number: (617) 482-0800


                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

The Schedule of Investments for the Green Century Balanced Fund is set forth below. The Green Century Equity Fund is a "feeder fund" and invests its assets in the Domini Social Index Portfolio. The Schedule of Investments of the Domini Social Index Portfolio is set forth below.


GREEN CENTURY BALANCED FUND
SCHEDULE OF INVESTMENTS

October 31, 2004
(unaudited)
                                                 SHARES          VALUE
COMMON STOCKS -                    66.0%

MEDICAL PRODUCTS -                 11.5%
Novozymes A/S (b)(c)                             35,000     $1,551,880
Physiometrix, Inc. (b)                           25,000         52,500
PolyMedica Corp.                                 60,000      2,100,000
SurModics, Inc. (b)                             100,000      2,685,000
                                                            ----------
                                                             6,389,380
                                                            ----------

INTERNET PRODUCTS & SERVICES -     8.1%
Ask Jeeves, Inc. (b)(d)                          25,000        644,500
Audible, Inc. (b)                               110,000      2,262,700
Intraware, Inc. (b)                           1,000,000      1,040,000
Redback Networks, Inc. (b)                      125,000        563,750
                                                            ----------
                                                             4,510,950
                                                            ----------

ALTERNATIVE/RENEWABLE ENERGY -     7.5%
Fuel-Tech N.V. (b)                              250,000      1,192,500
Quantum Fuel Systems
Technologies Worldwide, Inc. (b)                275,000      2,035,000
Vestas Wind Systems A/S (b)(c)                   75,000        927,662
                                                            ----------
                                                             4,155,162
                                                            ----------

HEALTHY LIVING -                   5.4%
NBTY, Inc. (b)                                   20,000        550,800
Whole Foods Market, Inc. (d)                     30,000      2,442,900
                                                            ----------
                                                             2,993,700
                                                            ----------

HEALTHCARE -                       4.3%
AtheroGenics, Inc. (b)(d)                        80,000      2,395,200
                                                            ----------

ENTERTAINMENT -                    4.0%
Lions Gate Entertainment Corp. (b)              225,000      2,207,250
                                                            ----------

TECHNOLOGY -                       3.3%
Avid Technology, Inc. (b)                        14,000        741,720
ThermoGenesis Corp.  (b)                        200,000      1,117,000
                                                            ----------
                                                             1,858,720
                                                            ----------

CAPITAL GOODS -                    3.1%
Ionics, Inc. (b)                                 60,000      1,710,000
                                                            ----------

FOOD & BEVERAGE -                  2.4%
Chiquita Brands International, Inc. (b)          60,000      1,081,200
Green Mountain Coffee Roasters, Inc. (b)         10,000        249,900
                                                            ----------
                                                             1,331,100
                                                            ----------

DIVERSIFIED MANUFACTURING -        2.0%
Illinois Tool Works, Inc.                        12,000      1,107,360
                                                            ----------

APPAREL -                          2.0%
The Timberland Co. (b)                           18,000      1,105,200
                                                            ----------

ADVERTISING -                      1.9%
Getty Images, Inc. (b)                           18,000      1,064,340
                                                            ----------

TRANSPORTATION -                   1.9%
East Japan Railway Co. (c)                          200      1,049,063
                                                            ----------

AUTO MANUFACTURING -               1.8%
Toyota Motor Corp.
American Depository Receipt (c)                  13,200      1,024,188
                                                            ----------

SEMI - CONDUCTORS -                1.8%
STMicroelectronics N.V. (c)                      55,000      1,018,050
                                                            ----------

MACHINERY -                        1.8%
Presstek, Inc. (b)                              100,000      1,011,000
                                                            ----------

OFFICE FURNITURE -                 1.7%
Herman Miller, Inc.                              40,000        924,000
                                                            ----------

BANKS -                            1.1%
Wainwright Bank & Trust Co.                      55,000        632,500
                                                            ----------

FOREST PRODUCTS & PAPER -          0.4%
Mercer International, Inc. (b)                   28,500        249,375
                                                            ----------

TOTAL COMMON STOCKS
    (Cost $31,490,717)                                      36,736,538
                                                            ----------

                                              PRINCIPAL
                                                 AMOUNT
CORPORATE BONDS & NOTES -          29.6%

FOOD & BEVERAGE -                  6.2%
Chiquita Brands International, Inc.
  7.50%, due 11/1/14 (e)                     $1,000,000      1,030,000
Dean Foods Co.
  8.15%, due 8/1/07                           1,300,000      1,417,000
Dean Foods Co.
  6.90%, due 10/15/17                         1,000,000      1,030,000
                                                            ----------
                                                             3,477,000
                                                            ----------

OFFICE EQUIPMENT -                 5.0%
Xerox Corp.
  7.625%, due 6/15/13                         2,500,000      2,762,500
                                                            ----------

TELECOMMUNICATIONS -               4.0%
Nextel Communications, Inc.
  7.375%, due 8/1/15                          2,000,000      2,230,000
                                                            ----------

CONSUMER GOODS & SERVICES -        3.9%
Kindercare Learning Centers
  9.50%, due 2/15/09                          1,151,000      1,171,143
Nebraska Book Co.
  8.625%, due 3/15/12                         1,000,000      1,017,500
                                                            ----------
                                                             2,188,643
                                                            ----------

ALTERNATIVE/RENEWABLE ENERGY -     3.7%
Calpine Corp.
  8.625%, due 8/15/10                         1,000,000        580,000
Calpine Corp.
  8.75%, due 7/15/13 (e)                      2,000,000      1,460,000
                                                            ----------
                                                             2,040,000
                                                            ----------

INTERNET PRODUCTS & SERVICES -     3.6%
Akamai Technologies, Inc.
  5.50%, due 7/1/07                           2,000,000      2,032,500
                                                            ----------

FINANCIALS -                       1.8%
SLM Corp.
  4%, due 7/25/14  (a)                        1,000,000        993,120
                                                            ----------

HEALTHY LIVING -                   1.4%
NBTY, Inc.
  8.625%, due 9/15/07                           750,000        761,250
                                                            ----------

Total Corporate Bonds and Notes
  (Cost $16,515,411)                                        16,485,013
                                                            ----------

SHORT-TERM OBLIGATION -            6.6%

REPURCHASE AGREEMENT -             6.6%
Investors Bank & Trust Repurchase Agreement, dated
10/29/04, due 11/1/04, proceeds $3,682,363 (collateralized
by U.S. Treasury Bill, 1.75%, due 12/31/04,
value $3,815,000) (Cost $3,681,988)
                                                             3,681,988
                                                            ----------
TOTAL INVESTMENTS -                102.2%
  (Cost $51,688,116)                                        56,903,539

Liabilities less Other Assets -    (2.2)%                   (1,254,467)
                                                            ----------

NET ASSETS  -                      100.0%                  $55,649,072
                                                            ==========

                                              NUMBER OF
                                              CONTRACTS          VALUE

CALL OPTIONS WRITTEN -

AtheroGenics, Inc., expiring 11/20/04,
exercise price $35.00                               190     $   12,350

Ask Jeeves, Inc., expiring 12/18/04,
exercise price $40.00                               249          4,980

Whole Foods Market, Inc., expiring 11/20/04,
exercise price $105.00                              200          1,000
                                                            ----------

Total Call Options Written                                  $   18,330
  (Premiums received $87,039)                               ==========

(a)  Floating rate bond.  Rate shown is currently in effect at October 31, 2004.
(b)  Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada.
(d) All or a portion of this security has been segregated as collateral to cover call options written.
(e) The following securities were purchased under Rule 144A of the Securities Act of 1933:

                                      Acquisition                            Value as %
Description                              Date         Cost       Value     of Net Assets
------------------------------------------------------------------------------------
Calpine Corp.                         6/10/2003    $2,002,286  $1,460,000      2.6%
    8.75%, due 7/15/13
Chiquita Brands International, Inc.   9/23/2004     1,021,123   1,030,000      1.9%
    7.50%, due 11/1/14

See Notes to Schedule of Investments


DOMINI SOCIAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
COMMON STOCKS - 99.6%
SECURITY                                         SHARES          VALUE
                                                 ------          -----
CONSUMER DISCRETIONARY - 14.7%
American Greetings Corporation, Class A          19,100       $505,195
AutoZone, Inc. (a)                               23,331      1,908,709
Bandag, Inc.                                      2,400        110,400
Bassett Furniture Industries                      3,000         55,500
Black & Decker Corp.                             22,400      1,798,272
Bob Evans Farms, Inc.                             9,300        221,712
Centex Corporation                               33,800      1,755,572
Champion Enterprises, Inc. (a)                   23,300        253,737
Charming Shoppes, Inc. (a)                       29,400        224,322
Circuit City Stores, Inc.                        60,900        989,625
Claire's Stores, Inc.                            27,000        702,540
Comcast Corporation, Class A (a)                378,258     11,158,611
Cooper Tire and Rubber Company                   18,800        366,224
Dana Corporation                                 39,500        588,945
Darden Restaurants, Inc.                         44,200      1,082,900
Delphi Automotive Systems Corporation           152,500      1,282,525
Disney (Walt) Company (The)                     572,000     14,425,840
Dollar General Corporation                       94,451      1,818,182
Dow Jones & Company                              17,400        769,950
eBay Inc. (a)                                   183,786     17,939,351
Emmis Communications Corporation, Class A (a)    15,200        284,240
Family Dollar Stores Inc.                        47,000      1,388,850
Fleetwood Enterprises, Inc. (a)                  17,400        219,066
Foot Locker, Inc.                                39,200        956,480
Gaiam, Inc. (a)                                   2,200         11,110
Gap Inc.                                        251,587      5,026,708
Genuine Parts Company                            47,600      1,898,764
Harley-Davidson, Inc.                            81,600      4,697,712
Harman International Industries, Inc.            18,620      2,237,752
Hartmarx Corporation (a)                          8,500         71,060
Home Depot, Inc. (The)                          618,806     25,420,550
Horton (D.R.), Inc.                              63,600      1,908,000
Interface, Inc., Class A (a)                     11,400         99,066
Johnson Controls, Inc.                           52,700      3,022,345
KB Home                                          12,400      1,019,900
Lee Enterprises, Inc.                            11,000        509,520
Leggett & Platt, Incorporated                    54,700      1,538,711
Limited Brands                                  144,038      3,569,262
Liz Claiborne, Inc.                              30,000      1,226,400
Lowe's Companies, Inc.                          219,200     12,336,576
Luby's, Inc. (a)                                  5,800         38,106
Mattel, Inc. (a)                                114,385      2,002,881
May Department Stores Company                    80,800      2,105,648
Maytag Corporation                               22,600        393,240
McDonald's Corporation                          350,700     10,222,905
McGraw-Hill Companies                            52,800      4,554,000
Media General, Inc., Class A                      6,800        396,440
Men's Wearhouse, Inc. (a)                        10,600        329,448
Meredith Corporation                             11,700        573,300
Modine Manufacturing Company                      8,700        267,177
New York Times Company, Class A                  41,800      1,674,090
Newell Rubbermaid, Inc.                          77,178      1,663,958
Nordstrom, Inc.                                  38,700      1,671,066
Omnicom Group, Inc.                              52,700      4,158,030
Oshkosh B'Gosh, Inc., Class A                     2,700         49,032
Penney (J.C.) Company, Inc.                      78,700      2,722,233
Pep Boys -- Manny, Moe & Jack                    14,000        199,080
Phillips-Van Heusen Corporation                   7,200        164,088
Pixar (a)                                        15,700      1,262,594
Pulte Homes, Inc.                                35,000      1,920,800
Radio One, Inc. (a)                               5,800         84,970
RadioShack Corporation (a)                       44,300      1,325,899
Reebok International Ltd.                        15,800        584,600
Ruby Tuesday, Inc.                               19,200        474,240
Russell Corporation                               8,300        143,507
Scholastic Corporation (a)                        9,700        294,104
Scripps (E.W.) Company (The), Class A            35,200      1,679,744
Sears, Roebuck and Co.                           58,800      2,058,000
Snap-On Incorporated                             15,050        442,169
Spartan Motors, Inc.                              3,100         33,697
Stanley Works                                    23,600      1,050,672
Staples, Inc.                                   137,323      4,083,986
Starbucks Corporation (a)                       111,200      5,880,256
Stride Rite Corporation                          10,800        111,780
Target Corporation                              254,700     12,740,094
Timberland Company (The) (a)                      8,800        540,320
Time Warner, Inc. (a)                         1,223,300     20,355,712
TJX Companies, Inc.                             139,000      3,333,220
Toys 'R' Us, Inc. (a)                            60,520      1,089,965
Tribune Company                                  88,656      3,829,939
Tupperware Corporation                           15,000        250,350
Univision Communications, Inc., Class A (a)      71,000      2,198,160
Valassis Communications Inc. (a)                 13,600        467,568
Value Line, Inc.                                  2,600         94,094
Visteon Corporation                              34,000        241,740
Washington Post Company, Class B                  2,200      2,013,000
Wendy's International, Inc.                      32,100      1,071,177
Whirlpool Corporation                            18,500      1,086,875
                                                        --------------
                                                           229,328,138
                                                        --------------

CONSUMER STAPLES - 12.1%
Alberto-Culver Company, Class B                  24,450      1,096,827
Albertson's, Inc.                               102,700      2,342,587
Avon Products, Inc.                             131,000      5,181,050
Campbell Soup Company                           114,100      3,062,444
Church & Dwight Co., Inc.                        17,700        481,794
Clorox Company                                   58,500      3,194,100
Coca-Cola Company                               681,300     27,701,658
Colgate-Palmolive Company                       148,200      6,612,684
Costco Wholesale Corporation                    128,730      6,171,316
CVS Corporation                                 111,100      4,828,406
Estee Lauder Companies, Inc. (The), Class A      34,400      1,477,480
General Mills Incorporated                      106,300      4,703,775
Gillette Company                                279,138     11,578,644
Green Mountain Coffee, Inc. (a)                   1,800         44,982
Hain Celestial Group, Inc. (The) (a)              8,700        140,766
Heinz (H.J.) Company                             97,600      3,547,760
Hershey Foods Corporation                        55,800      2,828,502
Kellogg Company                                 113,600      4,884,800
Kimberly-Clark Corporation                      136,964      8,172,642
Kroger Company (a)                              206,100      3,114,171
Longs Drug Stores Corporation                     9,900        244,530
McCormick & Company, Inc.                        33,800      1,197,534
Nature's Sunshine Products, Inc.                  4,200         63,546
PepsiAmericas, Inc.                              39,000        789,750
PepsiCo, Inc.                                   471,670     23,385,399
Procter & Gamble Company                        716,000     36,644,880
Safeway Inc. (a)                                123,000      2,243,520
Smucker (J.M.) Company                           16,805        747,823
SUPERVALU, Inc.                                  36,900      1,088,181
Sysco Corporation                               178,600      5,763,422
Tootsie Roll Industries, Inc.                     9,649        292,558
United Natural Foods, Inc. (a)                   10,000        271,900
Walgreen Company                                285,300     10,239,417
Whole Foods Market, Inc.                         17,200      1,400,596
Wild Oats Markets, Inc. (a)                       6,550         39,824
Wrigley (Wm.) Jr. Company                        53,300      3,485,819
                                                        --------------
                                                           189,065,087
                                                        --------------

ENERGY - 1.7%
Anadarko Petroleum Corporation                   69,885      4,713,743
Apache Corporation                               89,924      4,559,147
Cooper Cameron Corp. (a)                         15,600        754,260
Devon Energy Corporation                         67,172      4,968,713
EOG Resources, Inc.                              32,800      2,183,168
Helmerich & Payne, Inc.                          13,000        371,150
Kinder Morgan, Inc.                              34,400      2,214,328
Noble Energy, Inc.                               16,300        945,400
Pioneer Natural Resources Company                40,100      1,299,240
Rowan Companies, Inc. (a)                        29,200        745,476
Sunoco, Inc.                                     21,100      1,568,996
Williams Companies, Inc.                        147,500      1,845,225
                                                        --------------
                                                            26,168,846
                                                        --------------

FINANCIALS - 23.2%
AFLAC, Inc.                                     141,300      5,069,844
Allied Capital Corporation                       36,100        959,899
AMBAC Financial Group, Inc.                      29,900      2,333,994
American Express Company                        353,100     18,739,017
American International Group, Inc.              724,876     44,007,222
AmSouth Bancorporation                           97,800      2,580,942
Capital One Financial Corporation                66,300      4,890,288
Cathay General Bancorp                           12,990        511,806
Chittenden Corporation                           13,220        374,390
Chubb Corporation                                53,600      3,866,168
Cincinnati Financial Corporation                 47,274      1,973,690
Comerica Incorporated                            48,500      2,983,235
Edwards (A.G.), Inc.                             22,887        829,883
Fannie Mae                                      269,065     18,874,910
Fifth Third Bancorp                             155,911      7,669,262
First Horizon National Corporation               34,400      1,488,832
FirstFed Financial Corp. (a)                      4,500        231,300
Franklin Resources, Inc.                         69,500      4,213,090
Freddie Mac                                     192,000     12,787,200
GATX Corporation                                 12,600        343,728
Golden West Financial                            42,800      5,004,176
Hartford Financial Services Group (The)          81,700      4,777,816
Heartland Financial USA, Inc.                     4,200         77,910
Janus Capital Group Inc.                         68,026      1,037,397
Jefferson-Pilot Corporation                      39,325      1,899,004
KeyCorp                                         113,400      3,809,106
Lincoln National Corporation                     49,800      2,181,240
Marsh & McLennan Companies, Inc.                144,700      4,002,402
MBIA, Inc.                                       39,200      2,268,112
MBNA Corporation                                356,675      9,141,580
Medallion Financial Corp.                         4,300         37,023
Mellon Financial Corporation                    118,600      3,427,540
Merrill Lynch & Co., Inc.                       261,060     14,081,576
MGIC Investment Corporation                      27,600      1,774,956
Moody's Corporation                              41,300      3,213,553
Morgan (J.P.) Chase & Co.                       992,112     38,295,523
National City Corporation                       183,800      7,162,686
Northern Trust Corporation                       61,200      2,603,448
PNC Financial Services Group                     78,700      4,116,010
Progressive Corporation (The)                    60,600      5,669,130
Providian Financial Corporation (a)              82,200      1,278,210
Rouse Company                                    28,500      1,900,950
SAFECO Corporation                               39,500      1,826,480
Schwab (Charles) Corporation                    384,400      3,517,260
SLM Corporation                                 121,400      5,494,564
Sovereign Bancorp, Inc.                          96,000      2,078,400
St. Paul Travelers Companies, Inc. (The)        186,764      6,342,505
State Street Corporation                         94,300      4,248,215
SunTrust Banks, Inc.                            100,100      7,045,038
Synovus Financial Corporation                    87,450      2,377,766
U.S. Bancorp                                    523,721     14,983,658
UnumProvident Corporation                        80,900      1,105,094
Wachovia Corporation                            445,643     21,930,092
Washington Mutual, Inc.                         241,704      9,356,362
Wells Fargo & Company                           470,206     28,080,702
Wesco Financial Corporation                       1,900        651,700
                                                        --------------
                                                           361,525,884
                                                        --------------

HEALTH CARE - 12.5%
Affymetrix, Inc. (a)                             16,700        509,350
Allergan, Inc.                                   37,805      2,705,326
Amgen, Inc. (a)                                 351,900     19,987,920
Bard (C.R.), Inc.                                28,400      1,613,120
Bausch & Lomb Incorporated                       14,000        853,440
Baxter International, Inc.                      171,800      5,284,568
Becton Dickinson and Company                     70,100      3,680,250
Biogen Idec Inc. (a)                             93,950      5,464,132
Biomet, Inc.                                     71,100      3,318,948
Boston Scientific Corporation (a)               233,300      8,235,490
CIGNA Corporation                                39,300      2,493,978
Cross Country Healthcare, Inc. (a)                8,600        127,538
Forest Laboratories, Inc. (a)                   103,600      4,620,560
Genzyme Corporation (a)                          63,500      3,331,845
Guidant Corporation                              87,338      5,818,458
Hillenbrand Industries, Inc.                     17,000        846,260
Humana, Inc. (a)                                 42,900        821,535
IMS Health, Inc.                                 66,813      1,415,099
Invacare Corporation                              7,700        355,586
Invitrogen Corporation (a)                       14,500        839,550
Johnson & Johnson                               825,670     48,202,615
King Pharmaceuticals Inc. (a)                    66,200        722,242
Manor Care, Inc.                                 24,700        808,678
McKesson HBOC, Inc.                              81,320      2,167,991
MedImmune, Inc. (a)                              69,800      1,983,716
Medtronic, Inc.                                 336,300     17,188,293
Merck & Co., Inc.                               616,700     19,308,877
Millipore Corporation (a)                        13,700        630,063
Mylan Laboratories, Inc.                         75,475      1,299,680
St. Jude Medical, Inc. (a)                       49,200      3,767,244
Stryker Corporation                             110,500      4,761,445
Synovis Life Technologies, Inc. (a)               2,600         27,508
Thermo Electron Corporation (a)                  47,100      1,365,900
UnitedHealth Group Incorporated                 184,930     13,388,932
Waters Corporation (a)                           33,400      1,379,086
Watson Pharmaceuticals (a)                       29,200        818,476
Zimmer Holdings, Inc. (a)                        68,200      5,291,637
                                                        --------------
                                                           195,435,336
                                                        --------------

INDUSTRIALS - 6.2%
3M Company                                      217,900     16,902,503
Alaska Air Group, Inc. (a)                        6,900        181,746
American Power Conversion                        53,600      1,033,408
AMR Corporation (a)                              44,400        342,768
Apogee Enterprises, Inc.                          7,400         94,794
Ault, Inc. (a)                                    1,200          3,432
Avery Dennison Corporation                       30,100      1,831,284
Baldor Electric Company                           8,800        206,184
Banta Corporation                                 6,550        266,454
Brady Corporation, Class A                        5,500        298,265
Bright Horizons Family Solutions, Inc. (a)        3,200        202,560
CLARCOR, Inc.                                     6,450        317,985
Cooper Industries, Inc., Class A                 26,300      1,680,570
CPI Corporation                                   2,100         25,830
Cross (A.T.) Company (a)                          3,800         19,076
Cummins, Inc.                                    12,100        847,968
Deere & Company                                  69,400      4,148,732
Delta Air Lines, Inc. (a)                        32,000        174,400
Deluxe Corporation                               13,100        498,979
DeVry, Inc. (a)                                  18,100        264,260
Donaldson Company, Inc.                          25,400        754,380
Donnelley (R.R.) & Sons Company                  61,500      1,934,175
Emerson Electric Company                        118,000      7,557,900
Fastenal Company                                 21,400      1,181,922
FedEx Corporation                                83,700      7,626,744
Graco, Inc.                                      18,552        638,189
Grainger (W.W.), Inc.                            26,000      1,523,340
Granite Construction Incorporated                10,625        257,975
Harland (John H.) Company                         7,600        244,948
Herman Miller, Inc.                              19,300        445,830
HNI Corporation                                  15,200        614,080
Hubbell Incorporated, Class B                    15,160        693,115
Ikon Office Solutions                            38,800        407,400
Illinois Tool Works, Inc.                        83,800      7,733,064
Ionics, Inc. (a)                                  6,200        176,700
JetBlue Airways Corporation (a)                  27,300        601,965
Kadant Inc. (a)                                   3,700         66,785
Kansas City Southern Industries, Inc. (a)        15,700        266,115
Kelly Services, Inc.                              8,475        228,105
Lawson Products, Inc.                             2,500        108,250
Lincoln Electric Holdings, Inc.                  11,000        367,180
Masco Corporation                               124,300      4,258,518
Milacron, Inc. (a)                                8,700         23,925
Monster Worldwide, Inc. (a)                      32,900        922,845
Nordson Corporation                              10,500        367,710
Norfolk Southern Corporation                    109,200      3,707,340
Pitney Bowes, Inc.                               64,900      2,839,375
Robert Half International, Inc.                  48,400      1,284,052
Ryder System, Inc.                               18,000        901,800
Smith (A.O.) Corporation                          5,200        138,008
Southwest Airlines Co.                          219,162      3,456,185
SPX Corporation                                  20,830        798,831
Standard Register Company                         6,000         63,720
Steelcase, Inc.                                  15,500        203,050
Tennant Company                                   2,300         93,840
Thomas & Betts Corporation (a)                   15,100        427,934
Thomas Industries, Inc.                           4,000        135,200
Toro Company                                      6,400        436,800
Trex Company, Inc. (a)                            3,700        148,444
United Parcel Service, Inc., Class B            163,833     12,972,297
Yellow Roadway Corporation (a)                   14,180        680,497
                                                        --------------
                                                            96,629,731
                                                        --------------

INFORMATION TECHNOLOGY - 21.7%
3Com Corporation (a)                            103,000        426,420
Adaptec, Inc. (a)                                27,400        213,720
ADC Telecommunications, Inc. (a)                234,000        517,140
Advanced Micro Devices, Inc. (a)                 98,300      1,653,406
Advent Software, Inc. (a)                         8,500        177,310
Analog Devices, Inc.                            103,000      4,146,780
Andrew Corporation (a)                           43,800        612,324
Apple Computer, Inc. (a)                        106,100      5,573,433
Applied Materials, Inc. (a)                     472,400      7,605,640
Arrow Electronics, Inc. (a)                      31,600        757,136
Autodesk, Inc.                                   32,000      1,688,000
Automatic Data Processing, Inc.                 165,074      7,162,561
BMC Software, Inc. (a)                           60,800      1,150,336
Borland Software Corporation (a)                 21,100        216,064
CDW Corporation                                  23,400      1,451,502
Ceridian Corporation (a)                         39,700        684,825
Cisco Systems, Inc. (a)                       1,883,330     36,178,769
Coherent, Inc. (a)                                7,700        185,801
Compuware Corporation (a)                       109,800        635,742
Dell Inc. (a)                                   701,000     24,577,060
Dionex Corporation (a)                            5,600        313,600
Electronic Arts Inc. (a)                         82,700      3,714,884
Electronic Data Systems Corporation             142,100      3,022,467
EMC Corporation (a)                             675,800      8,697,546
Entegris, Inc. (a)                               19,000        175,845
Gerber Scientific, Inc. (a)                       5,700         44,574
Hewlett-Packard Company                         849,710     15,855,589
Hutchinson Technology Incorporated (a)            6,500        218,465
Imation Corporation                               9,100        284,557
Intel Corporation                             1,786,600     39,769,716
Lexmark International Group, Inc. (a)            35,600      2,958,716
LSI Logic Corporation (a)                       104,200        474,110
Lucent Technologies, Inc. (a)                 1,206,292      4,282,337
Merix Corporation (a)                             3,750         38,625
Micron Technology, Inc. (a)                     169,400      2,063,292
Microsoft Corporation                         3,026,600     84,714,534
Molex Incorporated                               27,646        817,492
National Semiconductor Corporation (a)           99,400      1,659,980
Novell, Inc. (a)                                108,100        777,239
Novellus Systems, Inc. (a)                       40,800      1,057,128
palmOne, Inc. (a)                                13,904        402,799
Paychex, Inc.                                   104,600      3,430,252
PeopleSoft, Inc. (a)                            103,700      2,153,849
Plantronics Inc.                                 13,400        582,900
Polycom, Inc. (a)                                29,400        607,110
QRS Corporation (a)                               4,100         28,577
Qualcomm, Inc.                                  452,500     18,919,025
Red Hat, Inc. (a)                                53,700        689,508
Sapient Corporation (a)                          32,800        264,040
Scientific-Atlanta, Inc.                         42,900      1,175,031
Solectron Corporation (a)                       262,000      1,367,640
Sun Microsystems, Inc. (a)                      931,700      4,220,601
Symantec Corporation (a)                         88,100      5,016,414
Tektronix, Inc.                                  26,900        815,877
Tellabs, Inc. (a)                               114,100        912,800
Texas Instruments, Inc.                         481,900     11,782,455
Xerox Corporation (a)                           233,800      3,453,226
Xilinx, Inc.                                     95,600      2,925,360
Yahoo! Inc. (a)                                 379,260     13,725,420
                                                        --------------
                                                           339,027,549
                                                        --------------

MATERIALS - 1.6%
Air Products & Chemicals, Inc.                   63,100      3,355,658
Airgas, Inc.                                     21,600        531,360
Bemis Company, Inc.                              30,400        804,688
Cabot Corporation                                17,900        610,032
Calgon Carbon Corporation                        10,100         69,488
Caraustar Industries, Inc. (a)                    7,200        107,064
Crown Holdings, Inc. (a)                         48,900        555,015
Ecolab, Inc.                                     71,900      2,433,815
Engelhard Corporation                            33,500        948,050
Fuller (H.B.) Company                             7,300        196,370
IMCO Recycling, Inc. (a)                          3,800         44,536
Lubrizol Corporation                             18,100        628,613
MeadWestvaco Corp.                               56,712      1,788,129
Minerals Technologies, Inc.                       5,300        318,530
Nucor Corporation                                44,900      1,896,127
Praxair, Inc.                                    90,200      3,806,440
Rock-Tenn Company, Class A                        9,000        139,950
Rohm & Haas Company                              62,787      2,661,541
Schnitzer Steel Industries, Inc., Class A         5,800        163,850
Sealed Air Corporation (a)                       23,000      1,139,420
Sigma-Aldrich Corporation                        18,600      1,034,904
Sonoco Products Company                          28,745        766,054
Valspar Corporation                              13,400        625,244
Wausau-Mosinee Paper Corporation                 15,700        245,548
Wellman, Inc.                                     8,200         60,516
Worthington Industries, Inc.                     22,200        440,671
                                                        --------------
                                                            25,371,613
                                                        --------------

TELECOMMUNICATION SERVICES - 5.2%
AT&T Corporation                                219,216      3,750,786
BellSouth Corporation                           509,300     13,583,031
Citizens Communications Company                  83,867      1,123,818
SBC Communications, Inc.                        920,228     23,244,959
Sprint Corp. - FON Group                        394,900      8,273,155
Telephone and Data Systems, Inc.                 14,500      1,086,050
Verizon Communications                          771,222     30,154,780
                                                        --------------
                                                            81,216,579
                                                        --------------

UTILITIES - 0.7%
AGL Resources, Inc.                              19,300        602,160
Cascade Natural Gas Corporation                   2,900         58,754
Cleco Corporation                                12,200        222,284
Energen Corporation                               9,700        521,666
Equitable Resources, Inc.                        17,900        989,870
IDACORP, Inc.                                     9,700        300,506
KeySpan Corporation                              45,200      1,805,740
MGE Energy, Inc.                                  4,400        139,436
National Fuel Gas Company                        21,800        610,836
NICOR, Inc.                                      11,400        427,728
NiSource, Inc.                                   73,647      1,579,728
Northwest Natural Gas Company                     6,500        206,050
OGE Energy Corporation                           22,900        580,973
Peoples Energy Corporation                       10,900        466,302
Pepco Holdings, Inc.                             47,500        978,975
Questar Corporation                              23,100      1,108,800
Southern Union Company (a)                       20,206        443,926
WGL Holdings                                     12,600        358,470
                                                        --------------
                                                            11,402,204
                                                        --------------
TOTAL COMMON STOCKS
  (Cost $1,471,878,225)                                  1,555,170,967
                                                        --------------

RIGHTS _ 0.0%
Milacron, Inc., Rights, expiration 11/22/2004 (a) 3,932          2,948
                                                        --------------

TOTAL RIGHTS (Cost $0)                                           2,948
                                                        --------------


TOTAL INVESTMENTS - 99.6%                                1,555,173,915
  (Cost $1,471,878,225) (b)

OTHER ASSETS, LESS LIABILITIES - 0.4%                        6,318,966
                                                        --------------

NET ASSETS - 100.0%                                     $1,561,492,881
                                                        ==============

-----------------

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $1,474,745,764, the aggregate gross unrealized appreciation is $295,959,590, and the aggregate gross unrealized depreciation is $215,531,439, resulting in net unrealized depreciation of $80,428,151.


Copyright in the Domini 400 Social Index(SM) is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Schedules of Investments

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULES OF INVESMENTS
                                  (UNAUDITED)


Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.15% at October 31, 2004).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
The following is a summary of the Trust's significant accounting policies:

  (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National MarketR and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

     EQUITY FUND INVESTMENT VALUATION: The Equity Fund records its investment in the Index Portfolio at fair value.

  (B) BALANCED FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

     EQUITY FUND SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: The Equity Fund records daily its proportionate share of the Index Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

  (C) OPTIONS TRANSACTIONS: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

     The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

  (D) REPURCHASE AGREEMENTS: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-Q (the "Report"), the registrant's principal executive officer and principal financial officer has concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/Kristina A. Curtis
Kristina A. Curtis
Chief Executive Officer
December 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/Kristina A. Curtis
Kristina A. Curtis
Principal Executive Officer
December 22, 2004


/s/Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 22, 2004